Amy Latkin
Vice President and
Associate General Counsel w: 212.224.1840

May 4, 2023

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Mutual of America Variable Insurance Portfolios, Inc. (the “Registrant”)
Registration Statement on Form N-1A (File No. 333-232095 and 811-23449)
Certification pursuant to Rule 497(j) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “33 Act”), that the form of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) of the 33 Act would not have differed from that contained in the most recent amendment to the registration statement, filed on April 27, 2023, and that the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Amy Latkin

Mutual of America Life Insurance Company	320 Park Avenue, New York, NY 10022-6839	mutualofamerica.com